EMPLOYEE BENEFIT PLANS (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Defined benefit plan
Rollforward of actuarial liability
Beginning balance	R$ 675,158	R$ 785,045	R$ 785,045
Interest on actuarial liabilities	29,616		55,849
Actuarial (gain) loss			(119,642)
Exchange rate variation	(107)		37
Benefits paid	(29,154)		(46,131)
Ending balance	675,513		R$ 675,158
Suzano Prev
EMPLOYEE BENEFIT PLANS
Employer contributions	R$ 7,308	R$ 6,706